Income Taxes (Reconciliation of liabilities associated with uncertain tax positions) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Income Taxes [Abstract]
Balance as of January 1	¥ 18,368	$ 2,646	¥ 16,867	¥ 12,231
Increase related to current year tax positions	3,355	483	1,501	4,636
Balance as of December 31	¥ 21,723	$ 3,129	¥ 18,368	¥ 16,867